Commitments and Contingencies (Schedule of Capital Commitments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Expenditures for operating rights of licensed games with technological feasibility [Member]
Capital Commitments [Line Items]
2018	$ 19,844
2019	1,039
2020 and thereafter	0
Total minimum payments required	20,883
Pre-film advertising slot rights [Member]
Capital Commitments [Line Items]
2018	67,942
2019	52,508
2020 and thereafter	37,379
Total minimum payments required	$ 157,829